Basis of Presentation - Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortization	$ 24	$ 24	$ 95	$ 95
Cara Therapeutics, Inc.
Depreciation and amortization	$ 0	$ 42	$ 192	$ 259	$ 248